Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Activity of the issued and outstanding common shares of the Company
In millions	Year ended December 31,	2014	2013	2012
Issued and outstanding common shares at beginning of year		830.6	856.8	884.2
Number of common shares repurchased		(22.4)	(27.6)	(33.8)
Stock options exercised		1.2	1.4	6.4
Issued and outstanding common shares at end of year		809.4	830.6	856.8

Activity under share repurchase programs

       The following table provides the information related to the share repurchase programs for the years ended December 31, 2014, 2013 and 2012:

In millions, except per share data	Year ended December 31,	2014	2013	2012
Number of common shares repurchased(1)		22.4	27.6	33.8
Weighted-average price per share (2)		$67.38	$50.65	$41.36
Amount of repurchase		$1,505	$1,400	$1,400

(1)	Includes common shares purchased in the first and fourth quarters of 2014, 2013 and 2012 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.

Activity Under Stock Based Compensation And Other [Text Block]
	2014		2013		2012
	Issued and	Common	Issued and	Common	Issued and	Common
	outstanding	shares and	outstanding	shares and	outstanding	shares and
	common	additional	common	additional	common	additional
In millions	shares	paid-in capital	shares	paid-in capital	shares	paid-in capital

Stock options exercised	1.2	$25	1.4	$28	6.4	$102
Equity settled stock-based compensation expense	-	11	-	9	-	10
Excess tax benefits on stock-based compensation	-	5	-	3	-	16
Modification of stock-based compensation awards (1)	-	209	-	-	-	-
Total stock-based compensation and other	1.2	$250	1.4	$40	6.4	$128

(1)		Represents the fair value of cash settled stock-based compensation awards modified in 2014 to settle in common shares of the Company and includes $132 million related to deferred share units (DSUs), $60 million related to performance share units (PSUs) and $17 million related to other plans. See Note 14 - Stock plans.